Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 7,038	$ 6,807
Interest-earning deposits with banks	61,895	43,984
Securities available for sale, at fair value	89,258	112,824
Securities held to maturity (fair value $11,242 and $5,450, respectively)	11,242	5,496
Loans held for sale	5,922	2,147
Loans:
Loans held for investment	320,132	310,853
Less allowance for loan losses	(2,884)	(3,738)
Net loans held for investment	317,248	307,115
Premises and equipment, net	14,666	14,858
Interest receivable	1,564	1,747
Restricted stock	1,040	1,038
Bank owned life insurance	6,762	6,645
Other real estate owned	4,994	5,865
Prepaid assets	764	969
Other assets	9,809	8,969
Total assets	532,202	518,464
Deposits:
Demand noninterest-bearing	92,524	80,069
Interest checking and money market accounts	252,345	243,116
Savings deposits	40,436	39,091
Time deposits, $250,000 and over	8,148	9,865
Other time deposits	74,280	84,294
Total deposits	467,733	456,435
Short-term borrowed funds	5,758	4,685
Long-term debt	9,547	9,558
Interest payable	168	180
Other liabilities	5,682	4,783
Total liabilities	$ 488,888	$ 475,641
Off balance sheet items, commitments and contingencies (Note 13)
SHAREHOLDERS' EQUITY
Common stock, $1.25 par value: 20,000,000 shares authorized; shares issued and outstanding 6,983,017 and 6,961,484	$ 8,729	$ 8,702
Additional paid-in capital	12,308	11,712
Undivided profits	11,893	10,974
Accumulated other comprehensive income (loss)	(212)	305
Total Uwharrie Capital shareholders' equity	32,718	31,693
Noncontrolling interest	10,596	10,569
Total shareholders' equity	43,314	42,262
Total liabilities and shareholders' equity	532,202	518,464
Common Stock [Member]
SHAREHOLDERS' EQUITY
Total shareholders' equity	$ 8,729	8,702
Common Stock [Member] | Employee Stock Ownership Plan [Member]
Deposits:
Redeemable common stock held by the Employee Stock Ownership Plan (ESOP) (Note 17)		$ 561